Intangible and Other Assets, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of deferred financing costs	$ 4,714	$ 4,584	$ 702
Amortization of intangible assets	2,800	3,700	$ 5,100
Credit Agreement | Revolving credit facility
Finite-Lived Intangible Assets [Line Items]
Amortization of deferred financing costs	$ 1,700	$ 1,600